Submission	Jul. 01, 2025
Submission [Line Items]
Central Index Key	0001356576
Registrant Name	SUPERNUS PHARMACEUTICALS, INC.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES